Short-term investments - Summary of the company's short-term investments (Detail) ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Short-term investments
Investment in fund	¥ 64,014	$ 8,809	¥ 68,378